Disposition (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
Pre-tax income related to ALNY, excluding the loss on disposition, was as follows:

	January 1, 2021 through September 30,	Year Ended December 31,	Year Ended December 31,
($ in millions)	2021	2020	2019
Income (loss) from operations before income taxes	$154	$(165)	$70
The major classes of assets and liabilities sold in the ALNY disposition were as follows:

	October 1,	December 31,
($ in millions)	2021	2020
Assets
Investments	$6,091	$6,314
Cash	27	11
Deferred policy acquisition costs	97	101
Reinsurance recoverables, net	255	223
Separate Accounts	285	287
Other assets	55	72
Total assets	$6,810	$7,008
Liabilities
Contractholder funds	$2,384	$2,465
Reserve for life-contingent contract benefits	2,644	2,698
Separate Accounts	285	287
Other liabilities	77	279
Total liabilities	$5,390	$5,729